Geographic Information for Property, Plant and Equipment, Intangible Assets and Operating Lease Right-of-use Assets (Detail) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Revenues from External Customers and Long-Lived Assets [Line Items]
Property, plant and equipment, net	$ 111	$ 103
Intangible assets, net	13	19
Right of use assets carrying amount	944	1,306	$ 1,971
Taiwan
Revenues from External Customers and Long-Lived Assets [Line Items]
Property, plant and equipment, net	111	103
Intangible assets, net	13	19
Right of use assets carrying amount	869	1,289
Hong Kong
Revenues from External Customers and Long-Lived Assets [Line Items]
Right of use assets carrying amount	$ 75	$ 17